Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 6, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The Prospectus is revised to reflect that the Funds’ transfer agent, which provides recordkeeping and shareholder service functions, has changed from PNC Global Investment Servicing, Inc. (formerly known as PFPC, Inc.) to Boston Financial Data Services, Inc. Effective October 6, 2008, the mailing addresses for all Fund transaction requests will be:

Regular Mail:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Global Investors Distributors LLC

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 6, 2008

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The Prospectus is revised to reflect that the Funds’ transfer agent, which provides recordkeeping and shareholder service functions, has changed from PNC Global Investment Servicing, Inc. (formerly known as PFPC, Inc.) to Boston Financial Data Services, Inc. Effective October 6, 2008, the mailing addresses for all Fund transaction requests will be:

Regular Mail:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Global Investors Distributors LLC

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 6, 2008

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

The Prospectus is revised to reflect that the Fund’s transfer agent, which provides recordkeeping and shareholder service functions, has changed from PNC Global Investment Servicing, Inc. (formerly known as PFPC, Inc.) to Boston Financial Data Services, Inc. Effective October 6, 2008, the mailing addresses for all Fund transaction requests will be:

Regular Mail:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Global Investors Distributors LLC

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 6, 2008

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2007 (as revised January 1, 2008)

The Prospectus is revised to reflect that the Fund’s transfer agent, which provides recordkeeping and shareholder service functions, has changed from PNC Global Investment Servicing, Inc. (formerly known as PFPC, Inc.) to Boston Financial Data Services, Inc. Effective October 6, 2008, the mailing addresses for all Fund transaction requests will be:

Regular Mail:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Global Investors Distributors LLC

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 6, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The Prospectus is revised to reflect that the Funds’ transfer agent, which provides recordkeeping and shareholder service functions, has changed from PNC Global Investment Servicing, Inc. (formerly known as PFPC, Inc.) to Boston Financial Data Services, Inc. Effective October 6, 2008, the mailing addresses for all Fund transaction requests will be:

Regular Mail:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Global Investors Distributors LLC

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 6, 2008

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The Prospectus is revised to reflect that the Funds’ transfer agent, which provides recordkeeping and shareholder service functions, has changed from PNC Global Investment Servicing, Inc. (formerly known as PFPC, Inc.) to Boston Financial Data Services, Inc. Effective October 6, 2008, the mailing addresses for all Fund transaction requests will be:

Regular Mail:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Global Investors Distributors LLC

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 6, 2008

to the Prospectus for Class R Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The Prospectus is revised to reflect that the Funds’ transfer agent, which provides recordkeeping and shareholder service functions, has changed from PNC Global Investment Servicing, Inc. (formerly known as PFPC, Inc.) to Boston Financial Data Services, Inc. Effective October 6, 2008, the mailing addresses for all Fund transaction requests will be:

Regular Mail:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Global Investors Distributors LLC

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809